Equity accounted investments - Summary (Details) - ZAR (R) R in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
EQUITY-ACCOUNTED INVESTMENTS
Investments accounted for using equity method	R 4,038.8	R 3,733.9	R 2,244.1
Mimosa
EQUITY-ACCOUNTED INVESTMENTS
Investments accounted for using equity method	2,687.7	2,492.4	2,012.9	R 2,049.3
Peregrine Metals Ltd. [Member]
EQUITY-ACCOUNTED INVESTMENTS
Investments accounted for using equity method	954.1	978.0
Rand Refinery
EQUITY-ACCOUNTED INVESTMENTS
Investments accounted for using equity method	396.9	239.3	198.4	R 72.4
Other equity-accounted investments
EQUITY-ACCOUNTED INVESTMENTS
Investments accounted for using equity method	R 0.1	R 24.2	R 32.8